Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2011
BTG
Related Party Transaction [Line Items]
Relationships with the Company	Parent company of Poly Victory Investments Limited
Ctrip.com International Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Principal shareholder of the Company, common directors
Jian Guo Inns
Related Party Transaction [Line Items]
Relationships with the Company	Subsidiary of BTG
Shanghai Xin Zhi Trading Co. Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co. Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Fujian Yun Tong Co. Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Shanghai Dinuo Co Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Sun Yan
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary